Accounts Receivable - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Accounts Receivable
Accounts receivable	¥ 79,296	$ 10,861
Within 90 days
Accounts Receivable
Accounts receivable term	90 days	90 days	90 days